Property, plant and equipment - Summary of Detailed Information About Lease And Own Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 10,770	€ 10,347
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,416	8,833
Leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,354	€ 1,514